Related Party Transactions (Details) - USD ($)										1 Months Ended	4 Months Ended	12 Months Ended
	Nov. 19, 2024	Jul. 29, 2024	Jul. 01, 2024	Feb. 15, 2024	Oct. 11, 2023	Sep. 04, 2023	Jun. 16, 2023	May 19, 2023	Apr. 11, 2023	Sep. 30, 2024	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 29, 2024	Jul. 17, 2024	Jun. 30, 2024	May 02, 2024	Feb. 06, 2024	Jan. 08, 2024	Dec. 07, 2023	Nov. 09, 2023	Oct. 23, 2023	Sep. 11, 2023	Aug. 10, 2023	Jul. 11, 2023	Jul. 07, 2023	Jun. 08, 2023	Apr. 01, 2023	Jan. 17, 2023	Nov. 29, 2022
Related Party Transactions [Line Items]
Debt-to-equity conversion	$ 299,714																$ 180,000
Purchases amount											$ 92,416
Accounts receivable												$ 2,805,493	$ 1,541,917
Sales revenue												1,593,926	300,053
Deferred income - contract liabilities												231,258	118,909	$ 808,118
Loan amount												560,000				$ 90,116			$ 566,150					$ 175,314
Accrued interest												46,180	24,276
Balance of another debt	$ 277,786
Interest expense												61,597	80,381
Jonathan Zhang [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)	$ 2.64
Loan [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)	$ 2.64
Principal amount																														$ 160,000
Interest rate																														8.00%
Mr.Zhang [Member]
Related Party Transactions [Line Items]
Company expenses												10,936
Mr. Tie (James) Li, [Member]
Related Party Transactions [Line Items]
Outstanding amount												25,000
Zhiyi (Jonathan) Zhang [Member]
Related Party Transactions [Line Items]
Outstanding amount												25,000
NMCayman [Member]
Related Party Transactions [Line Items]
Loan amount												17,199	294,985
UniNet Global Inc. [Member]
Related Party Transactions [Line Items]
Trade payable																		$ 2,713,073
Outstanding trade payable												2,135,573
Remaining balance												577,500
Debt forgiveness												2,135,573
Debt-to-equity conversion	$ 577,500
Converted shares (in Shares)	218,750
Accounts payable amount												0	2,758,074
Megaphoton [Member]
Related Party Transactions [Line Items]
Purchases amount											$ 0
Iluminar Lighting LLC [Member]
Related Party Transactions [Line Items]
Converted shares (in Shares)									1,033,333
Accounts payable amount												308,407	0
Purchases amount												307,182	56,671
Accounts receivable												976,449	305,669
Percentage of outstanding shares									10.00%
Sales revenue												1,593,926	300,053
Deferred income - contract liabilities												86,468
Jonathan [Member]
Related Party Transactions [Line Items]
Prepayments												10,000	0
NMCayman [Member]
Related Party Transactions [Line Items]
Debt-to-equity conversion	$ 277,786
Converted shares (in Shares)	218,750
Conversion price per share (in Dollars per share)	$ 2.64
Outstanding amount due												170,000	170,000
Loan amount												18,556	318,270
Accrued interest												42,449	22,500
Balance of another debt	$ 299,714
NMCayman [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																															$ 294,985
Interest rate																															8.00%
Yang Wei [Member]
Related Party Transactions [Line Items]
Outstanding amount due												23,813	23,813
Business operating fee															$ 23,813
Zhiyi Zhang [Member]
Related Party Transactions [Line Items]
Outstanding amount due												20,120	1,000
Business operating fee			$ 8,184			$ 557		$ 1,000						27,944
Paid off balance					$ 28,501								40,000
Loan amount												60,000	60,000
Accrued interest												12,079	7,186
Zhiyi Zhang [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																																$ 100,000
Interest rate																																8.00%
James Li [Member]
Related Party Transactions [Line Items]
Outstanding amount due												0
Business operating fee										$ 30,000
Related Party [Member]
Related Party Transactions [Line Items]
Prepayments												10,000
Accrued interest expense from related parties												103,776	63,141
Interest income for loan receivable												0	6,861
Tie Li [Member]
Related Party Transactions [Line Items]
Loan amount												60,000	110,000
Accrued interest												547	8,800
Payments towards loan		$ 50,000					$ 500,000
Loan extended				$ 110,000
Tie Li [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount														$ 610,000
Interest rate														8.00%
TieJamesLi [Member]
Related Party Transactions [Line Items]
Loan amount												125,000	$ 0
Accrued interest												$ 2,521
TieJamesLi [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																											$ 125,000
Interest rate																											8.00%
Nature’s Miracle Inc. [Member] | Loan [Member]
Related Party Transactions [Line Items]
Principal amount																															$ 318,270
Interest rate																															8.00%
Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																													$ 40,000
Interest rate																													0.00%
One Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																						$ 20,000						$ 80,000
Interest rate																						0.00%						0.00%
Two Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																					$ 20,000					$ 80,000
Interest rate																					0.00%					0.00%
Three Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																				$ 20,000					$ 80,000
Interest rate																				0.00%					0.00%
Four Promissory Notes [Member]
Related Party Transactions [Line Items]
Principal amount					$ 80,000
Interest rate					0.00%
Five Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																							$ 80,000
Interest rate																							0.00%
Customers [Member] | Iluminar Lighting LLC [Member]
Related Party Transactions [Line Items]
Accounts receivable									$ 1,000,000
Mr. Tie (James) Li, [Member]
Related Party Transactions [Line Items]
Legal and audit fee														$ 345,000